Goodwill And Intangibles, Net - Summary of Total Intangible, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 617,369	$ 245,157
Accumulated Amortization	(27,869)	(18,802)
Net Carrying Amount	589,500	226,355
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,409	1,409
Accumulated Amortization	(708)	(630)
Net Carrying Amount	701	779
Brand
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	141,073	29,486
Accumulated Amortization	(3,618)	(2,171)
Net Carrying Amount	137,455	27,315
Non-compete
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	54,061	7,733
Accumulated Amortization	(4,791)	(3,373)
Net Carrying Amount	49,270	4,360
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	880	880
Accumulated Amortization	(159)	(135)
Net Carrying Amount	721	745
Payor relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	412,958	201,530
Accumulated Amortization	(17,773)	(11,960)
Net Carrying Amount	395,185	189,570
Provider relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,988	4,119
Accumulated Amortization	(820)	(533)
Net Carrying Amount	$ 6,168	$ 3,586